Note 19 - Regulatory Matters (Details) - Capital Ratios and the Regulatory Minimum Requirements (USD $)	Dec. 31, 2014		Dec. 31, 2013
The Company [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital (to risk-weighted assets) amount	$ 59,168,000		$ 52,631,000
Total capital (to risk-weighted assets) ratio	17.43%		15.80%
Total capital (to risk-weighted assets) amount required for capital adequacy purposes	27,152,000		26,655,000
Total capital (to risk-weighted assets) ratio required for capital adequacy purposes	8.00%	[1]	8.00%	[1]
Total capital (to risk-weighted assets) amount required to be well-capitalized under prompt corrective action provisions
Tier 1 capital (to risk-weighted assets) amount	54,907,000		48,441,000
Tier 1 capital (to risk-weighted assets) ratio	16.18%		14.54%
Tier 1 capital (to risk-weighted assets) amount required for capital adequacy purposes	13,576,000		13,328,000
Tier 1 capital (to risk-weighted assets) ratio required for capital adequacy purposes	4.00%	[1]	4.00%	[1]
Tier 1 capital (to risk-weighted assets) amount required to be well-capitalized under prompt corrective action provisions
Tier 1 capital (to average assets) amount	54,907,000		48,441,000
Tier 1 capital (to average assets) ratio	11.98%		11.10%
Tier 1 capital (to average assets) amount required for capital adequacy purposes	18,331,000		17,456,000
Tier 1 capital (to average assets) ratio required for capital adequacy purposes	4.00%	[1]	4.00%	[1]
Tier 1 capital (to average assets) amount required to be well-capitalized under prompt corrective action provisions
The Bank [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital (to risk-weighted assets) amount	51,750,000		47,617,000
Total capital (to risk-weighted assets) ratio	15.49%		14.58%
Total capital (to risk-weighted assets) amount required for capital adequacy purposes	26,733,000		26,134,000
Total capital (to risk-weighted assets) ratio required for capital adequacy purposes	8.00%		8.00%
Total capital (to risk-weighted assets) amount required to be well-capitalized under prompt corrective action provisions	0.1000		0.1000
Tier 1 capital (to risk-weighted assets) amount	47,536,000		43,508,000
Tier 1 capital (to risk-weighted assets) ratio	14.23%		13.32%
Tier 1 capital (to risk-weighted assets) amount required for capital adequacy purposes	13,367,000		13,067,000
Tier 1 capital (to risk-weighted assets) ratio required for capital adequacy purposes	4.00%		4.00%
Tier 1 capital (to risk-weighted assets) amount required to be well-capitalized under prompt corrective action provisions	6,000		6,000
Tier 1 capital (to average assets) amount	47,536,000		43,508,000
Tier 1 capital (to average assets) ratio	10.61%		10.24%
Tier 1 capital (to average assets) amount required for capital adequacy purposes	17,921,000		17,004,000
Tier 1 capital (to average assets) ratio required for capital adequacy purposes	4.00%		4.00%
Tier 1 capital (to average assets) amount required to be well-capitalized under prompt corrective action provisions	$ 5,000		$ 5,000

[1]	Minimum requirements for bank holding companies with greater than $500 million in consolidated total assets (the Company is not currently subject to these requirements)